Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of plan assets and benefit obligation activity
Using an accrual measurement date of December 31, 2012 and 2011, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2012	2011
Change in fair value of plan assets
Fair value at beginning of measurement period	$96,581	$85,464
Actual return on plan assets	11,256	1,813
Company contributions	15,900	14,000
Benefits paid	(5,969)	(4,696)
Fair value at end of measurement period	$117,768	$96,581
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$81,507	$74,164
Service cost	4,271	4,557
Interest cost	4,048	3,967
Actuarial loss	13,796	3,515
Benefits paid	(5,969)	(4,696)
Projected benefit obligation at the end of measurement period	$97,653	$81,507
Funded status at end of year (fair value of plan assets less benefit obligation)	$20,115	$15,074

Schedule of allocation of plan assets
The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2012	2011
Equity securities	50% - 100%	83%	80%
Fixed income and cash equivalents	remaining balance	17%	20%
Total		100%	100%

Schedule of assumptions used to determine benefit obligations
The weighted average assumptions used to determine benefit obligations at December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Discount rate	4.47%	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%	3.00%

Schedule of estimated future pension benefit Payments
The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2013	$6,431
2014	6,163
2015	6,623
2016	6,619
2017	7,233
2018-2022	41,653
Total	$74,722

Schedule of balances of accumulated other comprehensive income loss
The following table shows ending balances of accumulated other comprehensive loss at December 31, 2012 and 2011.

(In thousands)	2012	2011
Prior service cost	$(54)	$(74)
Net actuarial loss	(41,691)	(32,163)
Total	(41,745)	(32,237)
Deferred taxes	14,611	11,283
Accumulated other comprehensive loss	$(27,134)	$(20,954)

Schedule of components of net periodic benefit cost and other amounts recognized in other comprehensive income (loss)
Using an actuarial measurement date of December 31 for 2012, 2011 and 2010, components of net periodic benefit cost and other amounts recognized in other comprehensive loss were as follows:

(In thousands)	2012	2011	2010
Components of net periodic benefit cost and other amounts recognized in other comprehensive (Loss)
Service cost	$(4,271)	$(4,557)	$(3,671)
Interest cost	(4,048)	(3,967)	(3,583)
Expected return on plan assets	8,742	7,543	5,867
Amortization of prior service cost	(20)	(19)	(22)
Recognized net actuarial loss	(1,708)	(1,411)	(1,079)
Net periodic benefit cost	$(1,305)	$(2,411)	$(2,488)
Change to net actuarial (loss)/gain for the period	$(11,236)	$(9,164)	$(4,835)
Amortization of prior service cost	20	19	22
Amortization of net loss	1,708	1,411	1,079
Total recognized in other comprehensive (loss)/income	(9,508)	(7,734)	(3,734)
Total recognized in net benefit cost and other comprehensive (loss)/income	$(10,813)	$(10,145)	$(6,222)

Schedule of assumptions used to determine costs
The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 are listed below:

	2012	2011	2010
Discount Rate	5.18%	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%	7.75%